TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Corporate tax rate	24.00%	25.00%
Federal statutory rate	35.00%
Federal statutory rate beginning in 2018	21.00%
Net operating loss carryforwards	$ 1,638
Accumulated losses that can be carried forward for tax purposes	$ 7,281